Debt - Related Party Interest Expense Concerning Bridge Loan (Detail) - Bridge Loan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Interest expense related party	$ 0	$ 204,110
Orbimed Private Investments III, LP [Member]
Short-term Debt [Line Items]
Interest expense related party	0	63,955
Global Life Science Ventures Funds [Member]
Short-term Debt [Line Items]
Interest expense related party	0	57,709
Gilde Europe Food & Agribusiness Fund B.V [Member]
Short-term Debt [Line Items]
Interest expense related party	0	54,158
Forbion B.V [Member]
Short-term Debt [Line Items]
Interest expense related party	$ 0	$ 28,288